Trade payables and other current liabilities - Schedule of Deferred Income and Contract Liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Deferred income	€ 50	€ 61
Contract liabilities - Current	36,172	18,100
Deferred income and current contract liabilities	€ 36,222	€ 18,161